Property and Equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	$ 26,856,352	$ 25,482,417
Accumulated Depreciation	977,422	790,306
Net Book Value	25,878,930	24,692,111
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	14,998	14,998
Accumulated Depreciation	4,956	4,000
Net Book Value	10,042	10,998
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	36,432	48,248
Accumulated Depreciation	22,466	26,306
Net Book Value	13,966	21,942
Precious Metal Extraction Machine- 1 Ton [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	2,280,000	2,280,000
Accumulated Depreciation	285,000	228,000
Net Book Value	1,995,000	2,052,000
Precious Metal Extraction Machine- 10 Ton [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	5,320,000	5,320,000
Accumulated Depreciation	665,000	532,000
Net Book Value	4,655,000	4,788,000
Bioreactors [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	1,440,000	1,440,000
Accumulated Depreciation	0	0
Net Book Value	1,440,000	1,440,000
Nanosponge/Cavitation Device [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	22,103	22,103
Accumulated Depreciation	0	0
Net Book Value	22,103	22,103
Remediation Processing Unit 1 [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	6,150,506	6,249,082
Accumulated Depreciation	0	0
Net Book Value	6,150,506	6,249,082
Remediation Processing Unit 2 [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	5,489,760	5,201,098
Accumulated Depreciation	0	0
Net Book Value	5,489,760	5,201,098
Remediation Processing Unit System A [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	3,127,669	2,561,467
Accumulated Depreciation	0	0
Net Book Value	3,127,669	2,561,467
Remediation Processing Unit System B [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount	2,974,884	2,345,421
Accumulated Depreciation	0	0
Net Book Value	$ 2,974,884	$ 2,345,421